Risk management - Additional Information (Details) $ in Millions		1 Months Ended	12 Months Ended
	Oct. 01, 2015 USD ($)	Dec. 27, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)	Nov. 30, 2019 USD ($)	Jun. 30, 2017 USD ($)
Disclosure of detailed information about financial risk management [Line Items]
Closing foreign exchange rate				$ 3,277.14		$ 3,249.75	$ 2,984.00
Financial instruments designated as hedging instruments, at fair value			$ 7,331		$ 6,500
Gain (loss) on hedge ineffectiveness recognised in profit or loss				$ (60,740,000,000)		80,636,000,000
Maximum percentage of cash investment held in portfolio, non current			1.00%	1.00%
Net short position contracts			$ 378		$ 332
Other comprehensive gains (losses) on hedges of derivative instruments net of tax				$ 43,141,000,000		$ (52,174,000,000)
Repayments of bonds, notes and debentures		$ 1,500
Hedging Instruments Foreign Currency Debt	$ 5,440
Hedge of a net investment in a foreign operation (Note 29.1.3)
Disclosure of detailed information about financial risk management [Line Items]
Financial instruments designated as hedging instruments, at fair value			6,031
Hedge of a net investment in a foreign operation (Note 29.1.3) | Ecopetrol Business Group
Disclosure of detailed information about financial risk management [Line Items]
Financial instruments designated as hedging instruments, at fair value			5,200
Hedge of a net investment in Ecopetrol Permian LLC
Disclosure of detailed information about financial risk management [Line Items]
Financial instruments designated as hedging instruments, at fair value			831					$ 930
Foreign Currency Commercial Loans Six [Member]
Disclosure of detailed information about financial risk management [Line Items]
Notional amount									$ 1,925
Colombian Peso [Member]
Disclosure of detailed information about financial risk management [Line Items]
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements			7,769
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements			7,331
US Dollar [Member]
Disclosure of detailed information about financial risk management [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements			$ 67
Floating interest rate
Disclosure of detailed information about financial risk management [Line Items]
Borrowings, interest rate			17.00%		17.00%		19.00%
Peso portfolio [Member]
Disclosure of detailed information about financial risk management [Line Items]
Maximum percentage of cash investment held in portfolio			10.00%	10.00%
U.S. dollor portfolio [Member]
Disclosure of detailed information about financial risk management [Line Items]
Maximum percentage of cash investment held in portfolio, current			5.00%	5.00%
Commodity price risk [member]
Disclosure of detailed information about financial risk management [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss				$ 1,602,000,000
Commodity price risk [member] | Ecopetrol Business Group
Disclosure of detailed information about financial risk management [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss				$ 4,868,000,000
Currency risk [member]
Disclosure of detailed information about financial risk management [Line Items]
The Increase Decrease In Foreign exchange Rate			0.80%	0.80%